SHARE CAPITAL - Share Based Payments - Share Option Plan - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2019 item $ / shares	Dec. 31, 2018 item $ / shares
SHARE CAPITAL
Risk-free interest rate	1.60%	2.10%
Expected volatility	47.00%	51.00%
Expected life, in years | item	3	3
Expected dividend yield	0.20%	0.00%
Weighted-average common share price | $ / shares	$ 5.48	$ 3.32
Weighted average remaining contractual life	3 years	3 years 3 months 18 days